UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Annual Report

January 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Tax-Free Bond Fund	6.09%	5.87%	5.38%

$25,000 Over 10 Years

Let's say hypothetically that $25,000 was invested in Fidelity® Tax-Free Bond Fund on January 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® 3+ Year Non-AMT Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Aided by improving issuer fundamentals and favorable supply and demand, the Barclays® Municipal Bond Index advanced 4.80% for the year ending January 31, 2013. By comparison, taxable investment-grade debt gained 2.59%, as measured by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged that many issuers, particularly states, saw a recovery in revenues to pre-2009 levels. And despite a handful of bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancing activity, the net new supply of muni bonds was relatively muted. As for demand, munis drew heavy interest from investors seeking bonds with a yield advantage versus U.S. Treasuries, and from those looking for high-quality fixed-income securities as a relative safe haven amid disappointing global economic growth and debt woes in Europe. Investors' growing appetite for tax-advantaged investments in advance of potentially higher tax rates in 2013 also fueled demand. That said, the muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade. In January, munis performed better when capital-gains driven selling subsided and sentiment toward the asset class improved after marginal tax rates increased.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Tax-Free Bond Fund: For the year, the fund returned 6.09%, while the Barclays 3+ Year Non-AMT Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 5.24%. The fund's significant underweighting in Puerto Rico bonds and overweighting in health care securities were the two primary factors leading to its outperformance. Puerto Rico bonds lagged the municipal market because investors became increasingly concerned about the territory's poor economic prospects, high debt load and dramatically underfunded pensions. In December, the bonds suffered a significant sell-off after one of the major credit rating agencies cut the rating of Puerto Rico general obligation debt to one level above speculative grade. The fund's larger-than-benchmark stake in health care bonds contributed because the sector was one of the muni market's biggest gainers, as yield-hungry investors clamored for these bonds, which offer attractive yields relative to other sectors. Detracting from the fund's performance was its underweighting in industrial development bonds, which, like health care bonds, drew heavy demand from investors looking for yield, and outperformed the index as a result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 to January 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2012	Ending Account Value January 31, 2013	Expenses Paid During Period* August 1, 2012 to January 31, 2013
Actual	.25%	$ 1,000.00	$ 1,022.00	$ 1.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.88	$ 1.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	17.6	17.6
Illinois	14.0	13.0
New York	11.7	11.5
Texas	9.3	9.1
Florida	8.9	8.6
Top Five Sectors as of January 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.4	33.2
Health Care	17.3	15.6
Water & Sewer	11.5	12.0
Electric Utilities	8.0	6.9
Transportation	7.9	7.6
Weighted Average Maturity as of January 31, 2013
		6 months ago
Years	6.3	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2013
6 months ago
Years	7.2	7.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of January 31, 2013	As of July 31, 2012
AAA 6.4%	AAA 6.6%
AA,A 81.7%	AA,A 78.0%
BBB 6.4%	BBB 6.1%
BB and Below 0.4%	BB and Below 0.1%
Not Rated 1.1%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 8.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Alabama - 0.2%
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 923,208
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,146,570
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,039,070
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,188,080
		4,296,928
Arizona - 2.5%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,186,700
5.25% 10/1/20 (FSA Insured)	2,600,000	3,115,086
5.25% 10/1/23 (FSA Insured)	5,000,000	5,915,450
5.25% 10/1/26 (FSA Insured)	1,000,000	1,168,950
5.25% 10/1/28 (FSA Insured)	500,000	579,820
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,128,620
Series 2007 B, 1.051% 1/1/37 (c)	1,000,000	905,200
Series 2008 A, 5% 1/1/14	1,220,000	1,270,789
Series 2008 D, 5.5% 1/1/38	3,400,000	3,744,216
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,843,100
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,058,200
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,098,710
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,320,000
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,756,725
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,115,760
5% 7/1/17	1,755,000	2,010,247
5% 7/1/18	1,695,000	1,909,146
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,340,784
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,236,642
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000,000	6,061,400
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,612,738
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,185,330
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,421,695
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,161,830
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,965,550
5.5% 12/1/29	2,100,000	2,558,262
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	315,412
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,126,190
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,028,390
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,391,848
		62,532,790
California - 17.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,329,640
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,622,715
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18	2,000,000	2,453,900
Series AM, 5% 12/1/20 (b)	3,000,000	3,751,980
Series AI:
5% 12/1/16	5,800,000	6,741,340
5% 12/1/19	4,000,000	4,977,920
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,383,606
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,663,444
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A: - continued
5.25% 7/1/13 (Escrowed to Maturity)	$ 680,000	$ 693,940
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	734,674
Series A, 5% 7/1/18	2,400,000	2,902,512
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,419,342
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,062
5% 8/1/20	2,745,000	3,146,621
5% 11/1/21 (Pre-Refunded to 11/1/13 @ 100)	2,430,000	2,516,265
5% 10/1/22	1,500,000	1,790,430
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,285,889
5% 12/1/22	7,810,000	9,152,305
5% 11/1/24	3,000,000	3,469,590
5% 3/1/26	1,000,000	1,104,690
5% 6/1/26	1,085,000	1,171,843
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	240,000	240,000
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	260,000	260,000
5% 3/1/31	1,700,000	1,858,117
5% 9/1/31	1,200,000	1,329,192
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	627,054
5% 9/1/32	1,400,000	1,546,118
5% 9/1/33	2,900,000	3,193,190
5% 9/1/35	450,000	492,566
5.125% 11/1/24	400,000	412,172
5.25% 2/1/16	175,000	179,097
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	325,000	333,031
5.25% 9/1/23	8,500,000	10,425,760
5.25% 2/1/28	500,000	510,190
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	1,200,000	1,200,000
5.25% 12/1/33	35,000	36,707
5.25% 4/1/35	4,300,000	5,061,831
5.25% 3/1/38	2,525,000	2,861,532
5.25% 11/1/40	1,100,000	1,284,635
5.5% 8/1/27	3,200,000	3,806,944
5.5% 8/1/29	4,300,000	5,078,644
5.5% 4/1/30	5,000	5,232
5.5% 11/1/33	2,200,000	2,279,838
5.5% 3/1/40	600,000	706,644
5.6% 3/1/36	300,000	358,221
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 5,850,000	$ 7,311,506
6% 4/1/38	3,100,000	3,713,397
6% 11/1/39	11,280,000	13,682,866
6.5% 4/1/33	5,050,000	6,329,923
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,168,763
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,650,000	1,787,511
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,089,260
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	58,980
6.5% 10/1/38	2,155,000	2,606,904
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,665,210
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,556,680
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,898,928
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,264,776
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,711,344
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,104,780
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,189,754
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,332,580
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,163,460
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,641,855
Series 2012 G, 5% 11/1/25	1,500,000	1,736,565
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,674,288
5% 12/1/23	2,600,000	3,046,524
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,081,440
Series 2005 H, 5% 6/1/18	1,000,000	1,084,590
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 K, 5% 11/1/16	$ 1,300,000	$ 1,442,740
Series 2009 G1, 5.75% 10/1/30	835,000	984,707
Series 2009 I:
6.125% 11/1/29	500,000	619,090
6.375% 11/1/34	1,400,000	1,732,500
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	4,013,349
5.75% 11/1/27	5,600,000	6,695,080
6% 11/1/40	5,400,000	6,325,290
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,641,977
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	18,922,710
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,197,454
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,216,445
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,144,594
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,002
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,408
5.75% 1/15/40	300,000	300,264
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,021,280
Series 2005 A:
5% 6/1/45	3,800,000	3,962,146
5% 6/1/45	1,000,000	1,042,670
5% 6/1/45 (FSA Insured)	65,000	67,952
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,636,734
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,718,250
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,340,600
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/19 (b)	$ 4,000,000	$ 4,844,400
5% 7/1/21 (b)	3,800,000	4,668,604
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	659,310
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,307,020
5% 3/1/25	1,000,000	1,146,680
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,385,592
Series 2011 A1, 5% 7/1/21	10,000,000	12,441,600
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,236,254
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,928,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,074,720
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,564,170
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,232,373
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,080,177
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,126,350
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,592,670
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,543,385
5% 5/1/24	1,510,000	1,714,620
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,148,150
Series 2012, 5% 1/15/27	4,865,000	5,660,184
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,287,828
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,733,550
5% 2/1/24	2,915,000	3,366,388
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,517,530
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	545,077
Series B:
0% 8/1/33	4,350,000	1,726,994
0% 8/1/37	8,000,000	2,515,920
0% 8/1/38	4,225,000	1,248,614
0% 8/1/39	7,220,000	2,013,153
0% 8/1/40	1,100,000	290,719
0% 8/1/41	4,900,000	1,230,390
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,346,414
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	821,664
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,338,675
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	864,171
6.5% 8/1/27	1,315,000	1,643,671
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,081,500
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,039,230
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,087,218
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,388,980
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	496,249
0% 7/1/36	10,050,000	3,403,533
0% 7/1/37	5,105,000	1,627,270
0% 7/1/39	3,500,000	990,010
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,088,308
0% 7/1/49	9,300,000	1,579,326
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,122,262
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,702,155
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 1,700,000	$ 2,015,486
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	662,485
Series A, 5% 8/1/38	1,700,000	1,908,420
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,226,296
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,883,800
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	843,230
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,033,243
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	764,127
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,305,794
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	623,346
Univ. of California Revs.:
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	1,041,332
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	60,000	66,832
Series 2009 O:
5.25% 5/15/39	1,000,000	1,144,440
5.75% 5/15/30	5,700,000	6,928,692
5.75% 5/15/34	3,060,000	3,689,595
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	2,031,262
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	591,673
Series 2009 A:
5.125% 7/1/17	205,000	230,777
5.25% 7/1/18	230,000	264,804
5.5% 7/1/19	390,000	458,090
6% 7/1/29	1,000,000	1,165,380
Series 2010 A, 5.25% 7/1/30	1,900,000	2,117,816
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,387,884
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/27	$ 5,000,000	$ 5,749,150
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	680,630
		438,008,191
Colorado - 1.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,352,676
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,130,800
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,742,500
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,629,250
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,193,980
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,842,066
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/13	590,000	593,693
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	1,100,000	1,270,060
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Pre-Refunded to 9/1/14 @ 100)	1,800,000	1,938,168
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,107,610
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,404,939
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,113,224
Series 2010 A, 0% 9/1/41	3,400,000	817,734
Series 2010 C, 5.375% 9/1/26	1,000,000	1,103,460
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,518,513
		23,758,673
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	$ 1,565,000	$ 1,631,074
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,772,800
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,575,735
Series B, 4.75% 6/1/32	800,000	867,288
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,473,150
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,435,200
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,575,276
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,591,900
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,282,160
		23,204,583
Florida - 8.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,130,850
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,465,120
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,534,100
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,370
Series 2012 A, 5% 7/1/24	8,830,000	10,418,340
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	14,315,659
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,603,000
Series 2011 A1, 5% 6/1/20	1,000,000	1,174,340
Series 2012 A1, 5% 6/1/21	3,100,000	3,640,764
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,035,000	9,336,670
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	506,800
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	$ 4,300,000	$ 5,283,410
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	4,429,618
Series 2011 E:
5% 6/1/24	2,385,000	2,886,208
5% 6/1/27	2,300,000	2,742,865
Series A, 5.5% 6/1/38	700,000	836,836
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	100,000	102,961
Series 2008 A, 5.375% 7/1/26	5,675,000	6,678,113
Series 2008 A, 5.25% 7/1/37	1,000,000	1,153,790
Series 2011 B, 5% 7/1/23	3,600,000	4,391,244
Series 2012 A, 5% 7/1/25	3,300,000	3,985,806
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,332,045
Series A, 6.25% 10/1/31	1,000,000	1,206,770
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,800,923
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	829,806
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	550,692
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	342,451
Series 2005 B:
5% 11/15/30	970,000	1,026,338
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	145,963
Series 2005 C, 5% 11/15/31	1,180,000	1,236,605
Series 2006 G:
5% 11/15/16	95,000	107,652
5% 11/15/16 (Escrowed to Maturity)	5,000	5,770
5.125% 11/15/18	965,000	1,088,433
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	40,551
Series 2008 B, 6% 11/15/37	5,000,000	5,923,650
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,808,371
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 4,980,000	$ 5,315,154
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,100,630
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	945,094
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,817,453
Series 2009 B:
5% 10/1/18	1,600,000	1,677,888
5% 10/1/19	6,005,000	6,291,619
Series 2012 A, 4% 10/1/23	2,335,000	2,630,448
Series Three 2010 D, 5% 10/1/38	2,800,000	3,175,452
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,682,968
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	903,552
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,720,485
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,883,335
5.5% 10/1/30	1,000,000	1,166,110
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	5,178,036
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,178,480
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,551,116
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,593,403
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,015,440
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,680,600
Series 2011 B, 5.625% 5/1/31	2,195,000	2,567,316
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	932,275
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,506,840
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	$ 3,200,000	$ 3,497,664
5.75% 10/1/43	1,000,000	1,086,680
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,849,250
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,368,385
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,160,910
Series 2009 B, 5% 10/1/33	6,200,000	7,232,982
Series 2012 A, 5% 10/1/24	1,450,000	1,836,353
Series 2013 A:
5% 10/1/24	2,300,000	2,912,835
5% 10/1/25	1,800,000	2,283,336
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,408,260
Series 2011, 5% 10/1/24	4,000,000	4,719,280
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,757,030
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,710,182
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,500,178
5% 7/1/17	4,385,000	5,147,376
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	219,318
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,733,744
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,369,708
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,044,720
		221,534,769
Georgia - 2.4%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,235,780
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	$ 12,700,000	$ 15,591,917
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,121,096
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,432,537
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,499,420
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,427,162
6.125% 9/1/40	2,865,000	3,375,973
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,161,260
5.25% 10/1/41	1,900,000	2,186,159
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	3,039,750
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	2,900,000	3,558,648
Series GG, 5% 1/1/23	1,600,000	1,987,104
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,484,284
Series S, 5% 10/1/24	1,575,000	1,879,558
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37	600,000	646,110
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,807,578
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,832,080
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,662,114
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,077,240
		61,005,770
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,249,847
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,534,674
		9,784,521
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 14.0%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,065,000	$ 861,180
Chicago Board of Ed.:
Series 2011 A, 5.5% 12/1/39	2,700,000	3,111,129
Series 2012 A, 5% 12/1/42	7,100,000	7,780,393
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	948,566
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,597,904
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,010,911
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,647,437
Series 2004 A:
5.25% 1/1/29 (FSA Insured)	210,000	217,306
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,034,748
Series 2007 A, 5% 1/1/37	10,000,000	10,663,200
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,938,855
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,115,327
Series 2011 A, 5% 1/1/40	4,125,000	4,430,993
Series A, 5.5% 1/1/17	1,480,000	1,705,552
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,029,800
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,338,204
Series 2011 C, 6.5% 1/1/41	6,500,000	8,413,860
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,435,097
5.25% 1/1/40	1,300,000	1,499,524
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,122,780
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,376,988
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,139,960
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,673,497
5.25% 11/1/38	9,150,000	10,513,533
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	$ 1,230,000	$ 1,498,964
5% 12/15/37	1,000,000	1,141,970
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	300,000	326,310
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,173,880
Series 2010 A, 5.25% 11/15/33	13,180,000	14,891,159
Series 2012 C:
5% 11/15/24	3,500,000	4,151,210
5% 11/15/25	5,400,000	6,349,158
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	5,009,311
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,555,008
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	534,619
5.5% 5/1/15 (Escrowed to Maturity)	520,000	579,171
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,320,064
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,040
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,639,880
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,314,973
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,581,682
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,319,849
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,113,180
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,140,000	2,360,099
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,239,112
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,061,996
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	$ 3,700,000	$ 4,289,373
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,519,700
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,660,446
Series 2010 A, 6% 5/1/28	5,300,000	6,027,902
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,773,938
Series 2009 D, 6.625% 11/1/39	2,300,000	2,773,938
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,520,000	4,026,669
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	5,425,000	5,966,686
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,151,210
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,624,580
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,419,214
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,069,730
Series 2008 A, 5.625% 1/1/37	9,150,000	10,228,968
Series 2009 A, 7.25% 11/1/38	480,000	594,787
Series 2009:
6.875% 8/15/38	150,000	179,991
7% 8/15/44	540,000	648,389
Series 2010 A:
5.5% 8/15/24	1,030,000	1,166,949
5.75% 8/15/29	700,000	792,246
Series 2012 A:
5% 5/15/19	1,000,000	1,148,760
5% 5/15/23	700,000	798,007
Series 2012:
5% 9/1/32	4,000,000	4,409,080
5% 11/15/43	1,640,000	1,755,095
Series 2013, 5% 5/15/43 (b)	1,200,000	1,281,624
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,107,470
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	1,958,463
Series 2004 A, 5% 3/1/34	5,700,000	5,878,581
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2006:
5% 1/1/19	$ 1,500,000	$ 1,727,790
5.5% 1/1/31	1,000,000	1,212,020
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	1,500,000	1,528,200
Series 2010:
5% 1/1/14	1,525,000	1,584,368
5% 1/1/14 (Escrowed to Maturity)	475,000	495,173
5% 1/1/23 (FSA Insured)	2,100,000	2,346,267
Series 2012:
5% 3/1/23	1,500,000	1,714,920
5% 3/1/36	1,000,000	1,100,190
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,313,439
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,082,610
5.25% 5/15/32 (FSA Insured)	590,000	638,740
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,706,534
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,001,740
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,857,347
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,221,610
Series 2010, 5% 6/15/15	4,300,000	4,726,861
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,533,434
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	948,035
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,900,185
0% 11/1/20 (FSA Insured)	3,850,000	3,081,001
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,770,810
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	919,410
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,124,406
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	251,802
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 840,000	$ 783,796
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,584,050
Lake County Forest Preservation District Series 2007 A, 0.556% 12/15/13 (c)	440,000	440,568
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	1,000,000	1,066,150
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,100,140
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	3,671,110
Series 2012 B:
0% 12/15/51	5,900,000	833,493
5% 6/15/52	7,100,000	7,707,263
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,962,166
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,546,471
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,460,685
0% 6/15/45 (FSA Insured)	9,500,000	1,921,565
0% 6/15/46 (FSA Insured)	2,335,000	448,087
0% 6/15/47 (FSA Insured)	5,660,000	1,033,686
0% 6/15/15	2,760,000	2,674,964
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,856,782
0% 6/15/15 (Escrowed to Maturity)	605,000	595,943
0% 6/15/16 (Escrowed to Maturity)	475,000	462,422
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,065,971
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,060,807
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,024,374
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,638,679
Series 2009 A, 5.75% 4/1/38	4,870,000	5,500,568
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Univ. of Illinois Rev.: - continued
(Auxiliary Facilities Sys. Proj.): - continued
Series 2010 A:
5% 4/1/25	$ 1,700,000	$ 1,942,114
5.25% 4/1/30	1,020,000	1,161,127
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	588,324
0% 11/1/14 (FSA Insured)	505,000	496,314
0% 11/1/16 (Escrowed to Maturity)	420,000	405,380
0% 11/1/16 (FSA Insured)	1,280,000	1,206,413
0% 11/1/18 (Escrowed to Maturity)	945,000	875,278
0% 11/1/18 (FSA Insured)	4,085,000	3,629,645
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,154,782
0% 11/1/19 (FSA Insured)	8,310,000	7,057,018
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,549,864
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,587,088
		349,934,154
Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,475,386
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,151,790
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,747,284
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,963,703
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,079,860
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,926,646
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,866,430
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,125,640
5% 3/1/41	1,400,000	1,510,026
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,703,696
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,574,050
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	$ 1,600,000	$ 1,623,088
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,860,004
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	966,872
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	1,034,527
5% 10/1/37	1,700,000	1,941,757
Series 2011 A, 5.25% 10/1/26	1,000,000	1,204,180
Series 2011 B, 5% 10/1/41	2,000,000	2,220,700
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	912,100
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,118,350
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,130,796
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,905,150
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,450
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,997,000
5% 1/15/30	4,300,000	5,087,416
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,414,334
5% 7/1/35	1,000,000	1,128,160
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	774,242
		67,562,637
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	699,147
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,085,400
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	$ 520,000	$ 547,981
5.25% 7/1/15	200,000	218,100
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,801,350
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	448,308
5% 11/15/17	1,000,000	1,160,770
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,769,167
		10,730,223
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,330,245
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,407,220
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.):
Series 2008 C, 6.125% 2/1/38	5,000,000	5,694,150
Series 2010 A, 5% 2/1/30	1,605,000	1,721,218
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	10,625,000	13,398,444
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	526,305
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,172,490
		27,250,072
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,628,760
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,133,474
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,990
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
Series 2012:
5% 12/1/24	$ 2,455,000	$ 2,820,353
5% 12/1/25	2,400,000	2,739,792
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	480,000	489,557
		13,892,926
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,081,214
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,069,370
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,197,795
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,653,240
		6,001,619
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,078,040
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	747,368
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,790,672
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	590,000	635,873
6% 1/1/38	4,200,000	4,729,830
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,197,581
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,535,184
		11,714,548
Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	800,000	825,304
Series I, 6.75% 1/1/36	1,000,000	1,202,040
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	$ 1,100,000	$ 1,136,663
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,191,982
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,124,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,347,520
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,579,200
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	325,000	362,648
Series 2007 A:
4.5% 8/15/35	1,475,000	1,596,599
5% 8/15/22 (AMBAC Insured)	2,890,000	3,351,793
Series 2012 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	2,090,000	2,332,106
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,270,010
		24,320,265
Michigan - 3.4%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,788,480
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,850,848
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,491,156
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,341,653
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,125,179
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,940
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,951,621
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,741,350
7% 7/1/36 (FSA Insured)	1,400,000	1,689,646
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,430,721
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,395,000	$ 1,467,456
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,167,991
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,306,644
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,178,800
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	876,184
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,557,640
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	1,000,000	1,138,650
5.5% 10/15/45	2,000,000	2,287,840
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,200,000	2,178,198
5% 6/1/20	750,000	852,675
5% 6/1/27	1,100,000	1,202,751
5% 6/1/39	1,975,000	2,091,031
Series 2012 B, 5% 7/1/22	1,400,000	1,583,008
Series 2012:
5% 11/15/36	1,300,000	1,436,409
5% 11/15/42	2,950,000	3,199,039
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,153,453
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,269,660
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,535,867
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,235,035
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,911,493
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,535,260
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,908,624
5% 5/1/23 (FSA Insured)	5,275,000	6,152,496
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,145,007
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,575,000	$ 1,711,553
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,601,568
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,373,723
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,079,750
		84,624,399
Minnesota - 1.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,841,336
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,450,000	3,450,000
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	2,850,000	2,850,000
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,063,060
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	10,141,765
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,211,510
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,349,360
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,476,846
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	752,381
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,249,799
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,414,434
Series 2009, 5.75% 7/1/39	6,690,000	7,559,098
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,051,960
		38,411,549
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,610,370
Municipal Bonds - continued
	Principal Amount	Value
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000,000	$ 1,168,500
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,348
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	994,435
		2,288,283
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,297,271
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,255,000
		6,552,271
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (c)	1,000,000	925,650
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,154,796
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,909,550
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	1,800,000	1,884,384
5% 2/1/46 (Pre-Refunded to 2/1/14 @ 100)	2,000,000	2,093,760
		9,968,140
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,674,120
5.625% 7/1/32	10,730,000	12,749,601
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,284,883
Series 2012 B, 5% 6/1/42	3,260,000	3,715,520
		20,424,124
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,282,133
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - continued
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/23	$ 1,000,000	$ 1,065,350
4% 7/1/32	900,000	898,767
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20	1,300,000	1,575,847
5% 10/1/19	2,890,000	3,505,917
		10,328,014
New Jersey - 2.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	687,456
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,294,200
5.125% 6/15/24	1,500,000	1,686,060
5.25% 6/15/28	1,000,000	1,106,790
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28 (Pre-Refunded to 3/1/15 @ 100)	600,000	658,578
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,200
5.25% 3/1/23 (Pre-Refunded to 3/1/15 @ 100)	1,000,000	1,100,200
5.25% 3/1/25 (Pre-Refunded to 3/1/15 @ 100)	800,000	880,160
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	600,000	660,120
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	3,027,300
Series 2011 EE, 5% 9/1/20	4,650,000	5,603,901
Series 2012, 5% 6/15/21	1,600,000	1,900,064
Series 2013:
5% 3/1/23	5,200,000	6,340,776
5% 3/1/24	6,200,000	7,462,258
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,286,524
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,225,000	1,249,512
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,597,258
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	1,500,000	1,528,905
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	$ 400,000	$ 496,388
Series 2008 A, 0% 12/15/35	24,090,000	8,612,898
		55,279,548
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,470,790
New York - 11.7%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,495,732
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	2,225,000	2,377,146
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	525,000	560,900
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	6,188,936
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	5,265,081
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	753,613
Series 2005 G, 5% 8/1/15	2,800,000	3,106,852
Series 2006 F1, 5% 9/1/25	3,000,000	3,284,670
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,590,038
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,187,480
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,216,050
Series 2012 A, 5% 8/1/24	2,720,000	3,267,155
Series 2012 F, 5% 8/1/24	12,000,000	14,541,600
Series 2012 G1:
5% 4/1/25	5,040,000	6,106,565
5% 4/1/27	6,900,000	8,297,319
Series 2013 D, 5% 8/1/23	7,300,000	9,109,159
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,159,753
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,058,060
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,062,050
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,174,514
Series 2009 A, 5.75% 6/15/40	5,400,000	6,430,482
Series 2009 CC, 5% 6/15/34	3,585,000	4,080,196
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 EE, 5.25% 6/15/40	$ 3,300,000	$ 3,813,744
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,632,608
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,716,292
Series 2012 AA, 5% 6/15/44	1,300,000	1,463,319
Series 2012 CC, 5% 6/15/45	1,300,000	1,471,756
Series 2012 EE, 5.25% 6/15/30	10,300,000	12,650,769
Series GG, 5% 6/15/43	2,300,000	2,588,949
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,590,549
6% 7/15/38	13,000,000	15,208,570
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,204,783
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,381,944
5.75% 1/15/39	2,500,000	2,913,150
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,525,986
Series S1:
5% 7/15/24	2,000,000	2,425,760
5% 7/15/27	2,000,000	2,397,800
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	2,530,000	2,588,797
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	190,000	198,966
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,724,085
4% 5/15/22	5,000,000	5,755,950
5% 5/15/23	2,000,000	2,480,840
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	4,023,530
Series 2007 A, 5% 3/15/32	3,900,000	4,400,604
Series 2008 B, 5.75% 3/15/36	5,500,000	6,712,585
Series 2009 A, 5% 2/15/34	1,750,000	2,030,543
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	270,000	275,981
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,475,770
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Hosp. Ctr. Proj.): - continued
Series 2007 A, 5% 7/1/14	$ 1,000,000	$ 1,057,850
Series 2007 B, 5.25% 7/1/24	400,000	436,096
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,000,000	1,038,500
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,681,150
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,170,268
Series 2008 A, 5.25% 11/15/36	4,600,000	5,131,024
Series 2008 C, 6.5% 11/15/28	3,600,000	4,562,856
Series 2011 A, 5% 11/15/41	3,000,000	3,373,590
Series 2012 D, 5% 11/15/25	9,500,000	11,402,470
Series 2012 F, 5% 11/15/24	4,600,000	5,560,848
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,075,620
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,095,490
Series 2007 H:
5% 1/1/25	4,000,000	4,535,960
5% 1/1/26	2,500,000	2,831,225
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,331,940
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,206,052
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,435,136
Series 2003 B, 5.5% 6/1/18	865,000	868,451
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,117,534
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,810
5.5% 6/1/21	4,060,000	4,123,498
5.5% 6/1/22	1,100,000	1,117,171
Series 2011:
5% 6/1/17	4,000,000	4,658,520
5% 6/1/17	3,600,000	4,192,668
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,482,476
		292,469,184
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	$ 1,800,000	$ 1,917,486
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,194,890
5% 7/1/22	1,965,000	2,331,689
5% 7/1/23	2,075,000	2,443,624
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,182,450
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,355,676
Series 2012, 5% 11/1/41	1,410,000	1,528,130
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	4,099,680
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,133,660
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,046,074
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,134,680
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,321,428
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,651,110
		26,340,577
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,635,075
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,729,421
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,024,638
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,129,209
		8,518,343
Ohio - 0.8%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	995,643
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 1,500,000	$ 1,660,230
5% 6/1/17	1,755,000	1,984,361
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,313,374
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,272,674
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,773,175
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,356,684
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	817,467
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,524,640
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	35,542
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,547,342
		20,281,132
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,250
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,354,280
5.5% 8/15/22	2,400,000	2,781,648
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	2,825,000	3,113,772
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,973,330
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,376,267
		18,700,547
Oregon - 0.2%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,857,870
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,292,616
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	$ 2,115,000	$ 855,666
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,217,380
		6,223,532
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,572,848
Series B, 5% 6/15/15	2,000,000	2,196,060
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,175,830
5% 8/15/20	3,000,000	3,518,130
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,316,196
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,283,440
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	225,000	269,102
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	275,000	336,853
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,997,092
5% 1/1/23	1,000,000	1,116,400
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	492,328
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,058,258
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,624,938
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	821,247
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	507,425
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	154,593
Ninth Series, 5.25% 8/1/40	3,800,000	4,084,392
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,191,014
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	$ 2,500,000	$ 2,773,225
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,148,860
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	321,669
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,183,460
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,061,250
		35,204,610
Puerto Rico - 0.2%
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	858,352
5.75%, tender 7/1/17 (c)	1,500,000	1,624,530
Series N, 5.5% 7/1/22	1,300,000	1,354,002
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	166,320
		4,003,204
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,509,997
South Carolina - 1.5%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,585,689
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,175,970
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,068,770
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,120,420
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,127,991
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,297,271
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,906,906
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	$ 3,220,000	$ 3,604,307
5% 12/1/18	7,000,000	8,495,830
Series 2012 D, 5% 12/1/43	6,500,000	7,330,180
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,124,494
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,803,569
		38,641,397
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/37	2,700,000	2,966,139
Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,036,490
5% 12/15/15	2,525,000	2,783,510
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B, 6.25% 7/1/13 (Escrowed to Maturity)	2,255,000	2,296,041
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,663,845
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,877,684
		9,657,570
Texas - 9.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,235,840
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,822,950
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,073,480
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,138,470
5.25% 2/15/42	3,255,000	3,647,651
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,166,430
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,892,177
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.: - continued
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	$ 1,325,000	$ 1,450,690
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,000
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,179,200
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,883,309
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,181,002
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,117,434
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,934,987
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	558,980
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,535,916
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,698,945
Series A, 5% 11/1/42	5,200,000	5,709,756
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	615,165
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,491,130
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,132,140
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,180,442
Granbury Independent School District 0% 8/1/19	1,000,000	895,970
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,877,664
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,993,340
Series 2008 B, 5.25% 8/15/47	11,600,000	13,090,368
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,499,616
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,727,852
5% 7/1/26	3,000,000	3,530,520
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	$ 3,800,000	$ 3,944,742
Series 2005 A, 0% 2/15/16	2,800,000	2,731,484
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,630,468
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,294,003
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	677,082
Lewisville Independent School District 0% 8/15/18	1,025,000	951,528
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,098,110
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	120,000	129,464
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	33,643
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	1,350,000	1,513,917
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,425,380
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,942,750
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,369,696
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,409,668
Mansfield Independent School District 5.5% 2/15/17	15,000	15,061
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,197,146
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,877,236
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,396,809
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,164,060
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,184,000
5% 6/1/25	2,100,000	2,476,950
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,125,000
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,087,430
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	$ 5,000,000	$ 5,652,250
Series 2008 A:
6% 1/1/24	1,000,000	1,167,150
6% 1/1/25	6,000,000	6,972,720
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,870,646
Series 2009 A, 6.25% 1/1/39	3,000,000	3,419,430
Series 2011 A:
5.5% 9/1/41	870,000	1,034,030
6% 9/1/41	2,100,000	2,610,741
Series 2011 D, 5% 9/1/28	4,700,000	5,561,698
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (Pre-Refunded to 8/1/13 @ 100)	2,010,000	2,057,014
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	437,820
Series 2007, 5.375% 8/15/33	2,400,000	2,754,552
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	875,520
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	700,680
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,172,890
Series 2012, 5.25% 2/1/25	1,600,000	2,092,096
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,352,076
5% 5/15/26	7,000,000	8,570,730
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,788,275
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,633,472
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	696,198
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,134,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,154,564
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,088,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,024,070
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	$ 2,430,000	$ 2,588,290
Series 2006 A, 5% 4/1/29	1,020,000	1,157,108
Series 2006, 5% 4/1/27	2,100,000	2,349,123
Series 2008, 5% 4/1/25	1,500,000	1,760,310
Series B, 0% 10/1/13	1,000,000	997,970
Texas Muni. Pwr. Agy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,283,068
0% 9/1/16 (Escrowed to Maturity)	15,000	14,578
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,837,348
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,545,074
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,529,144
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	1,200,000	1,205,520
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,519,219
5% 4/1/25	1,200,000	1,386,396
5% 4/1/26	1,500,000	1,729,695
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,162,510
Series B, 5.375% 7/15/16	1,000,000	1,003,380
Waller Independent School District 5.5% 2/15/33	5,100,000	5,952,414
		231,804,100
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,138,973
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,983,794
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,852,357
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	2,081,453
		7,056,577
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 250,000	$ 250,893
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,398,654
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,101,830
		5,751,377
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,240,960
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	687,348
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/20	5,000,000	6,222,200
5% 7/1/21	1,000,000	1,255,660
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	1,030,589
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	146,803
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,339,000
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,064,310
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	4,115,000	4,478,889
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	9,058,434
Series 2009, 5.25% 1/1/42	1,000,000	1,162,010
Series 2010, 5% 1/1/50	2,200,000	2,431,704
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,214,500
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,770,881
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,110,270
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,191,700
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 7,000,000	$ 8,340,570
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,739,895
Series 2010 A, 5.25% 8/15/20	2,325,000	2,662,660
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,185,092
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,240,640
Series 2012 A, 5% 10/1/24	6,700,000	8,052,328
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,518,846
		76,904,329
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,434,225
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,132,600
		2,566,825
Wisconsin - 0.4%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,116,980
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	1,073,410
5.75% 7/1/30	1,000,000	1,131,000
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,327,160
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,054,000
Series 2012:
5% 10/1/24	1,400,000	1,652,462
5% 6/1/39	390,000	423,556
		8,778,568
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 2,600,000	$ 2,941,223
TOTAL MUNICIPAL BONDS (Cost $2,175,410,828)		2,395,050,348
Tax-Exempt Central Fund - 2.5%
	Shares
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 0.11% (d)(e) (Cost $63,128,000)	63,128,000	63,128,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,238,538,828)	2,458,178,348
NET OTHER ASSETS (LIABILITIES) - 1.5%	37,277,630
NET ASSETS - 100%	$ 2,495,455,978
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 131,479
Other Information

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,395,050,348	$ -	$ 2,395,050,348	$ -
Money Market Funds	63,128,000	63,128,000	-	-
Total Investments in Securities:	$ 2,458,178,348	$ 63,128,000	$ 2,395,050,348	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.4%
Health Care	17.3%
Water & Sewer	11.5%
Electric Utilities	8.0%
Transportation	7.9%
Special Tax	6.4%
Others* (Individually Less Than 5%)	14.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,175,410,828)	$ 2,395,050,348
Fidelity Central Funds (cost $63,128,000)	63,128,000
Total Investments (cost $2,238,538,828)		$ 2,458,178,348
Cash		32,766,140
Receivable for fund shares sold		2,146,808
Interest receivable		25,609,446
Distributions receivable from Fidelity Central Funds		4,914
Prepaid expenses		5,284
Receivable from investment adviser for expense reductions		427,317
Other receivables		23,787
Total assets		2,519,162,044

Liabilities
Payable for investments purchased Regular delivery	$ 583,037
Delayed delivery	14,156,076
Payable for fund shares redeemed	4,811,298
Distributions payable	2,755,121
Accrued management fee	757,988
Other affiliated payables	571,624
Other payables and accrued expenses	70,922
Total liabilities		23,706,066

Net Assets		$ 2,495,455,978
Net Assets consist of:
Paid in capital		$ 2,287,914,408
Undistributed net investment income		296,357
Accumulated undistributed net realized gain (loss) on investments		(12,394,307)
Net unrealized appreciation (depreciation) on investments		219,639,520
Net Assets, for 212,799,480 shares outstanding		$ 2,495,455,978
Net Asset Value, offering price and redemption price per share ($2,495,455,978 ÷ 212,799,480 shares)		$ 11.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended January 31, 2013

Investment Income
Interest		$ 90,776,289
Income from Fidelity Central Funds		131,479
Total income		90,907,768

Expenses
Management fee	$ 8,769,499
Transfer agent fees	1,765,884
Accounting fees and expenses	426,267
Custodian fees and expenses	27,241
Independent trustees' compensation	8,475
Registration fees	169,180
Audit	45,973
Legal	7,467
Miscellaneous	19,266
Total expenses before reductions	11,239,252
Expense reductions	(5,343,058)	5,896,194
Net investment income (loss)		85,011,574
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,363,134
Change in net unrealized appreciation (depreciation) on investment securities		52,000,486
Net gain (loss)		54,363,620
Net increase (decrease) in net assets resulting from operations		$ 139,375,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended January 31, 2013	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 85,011,574	$ 77,000,758
Net realized gain (loss)	2,363,134	19,618
Change in net unrealized appreciation (depreciation)	52,000,486	184,877,267
Net increase (decrease) in net assets resulting from operations	139,375,194	261,897,643
Distributions to shareholders from net investment income	(84,158,476)	(77,354,419)
Distributions to shareholders from net realized gain	(43,812)	-
Total distributions	(84,202,288)	(77,354,419)
Share transactions Proceeds from sales of shares	784,195,132	698,388,833
Reinvestment of distributions	52,795,488	47,165,118
Cost of shares redeemed	(630,783,264)	(426,885,532)
Net increase (decrease) in net assets resulting from share transactions	206,207,356	318,668,419
Redemption fees	35,639	27,185
Total increase (decrease) in net assets	261,415,901	503,238,828

Net Assets
Beginning of period	2,234,040,077	1,730,801,249
End of period (including undistributed net investment income of $296,357 and distributions in excess of net investment income of $540,977, respectively)	$ 2,495,455,978	$ 2,234,040,077
Other Information Shares
Sold	67,527,435	64,172,575
Issued in reinvestment of distributions	4,541,611	4,327,042
Redeemed	(54,314,624)	(39,580,377)
Net increase (decrease)	17,754,422	28,919,240

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.42	$ 10.76	$ 10.20	$ 10.78
Income from Investment Operations
Net investment income (loss) B	.411	.436	.445	.444	.436
Net realized and unrealized gain (loss)	.276	1.033	(.340)	.558	(.578)
Total from investment operations	.687	1.469	.105	1.002	(.142)
Distributions from net investment income	(.407)	(.439)	(.445)	(.444)	(.436)
Distributions from net realized gain	- F	-	-	-	(.003)
Total distributions	(.407)	(.439)	(.445)	(.444)	(.439)
Redemption fees added to paid in capital B	- F	- F	- F	.002	.001
Net asset value, end of period	$ 11.73	$ 11.45	$ 10.42	$ 10.76	$ 10.20
Total Return A	6.09%	14.40%	.89%	10.02%	(1.25)%
Ratios to Average Net Assets C,E
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.24%	.25%	.22%
Net investment income (loss)	3.54%	4.01%	4.09%	4.21%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,495,456	$ 2,234,040	$ 1,730,801	$ 1,825,702	$ 1,229,829
Portfolio turnover rate D	5%	8%	18%	14%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2013

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2013 is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of January 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 221,396,617
Gross unrealized depreciation	(1,394,274)
Net unrealized appreciation (depreciation) on securities and other investments	$ 220,002,343
Tax Cost	$ 2,238,176,005

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (12,394,307)
Net unrealized appreciation (depreciation)	$ 220,002,343

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (5,233,623)
2018	(3,066,004)
Total with expiration	(8,299,627)
No expiration
Short-term	(3,809,419)
Long-term	(285,261)
Total no expiration	(4,094,680)
Total capital loss carryforward	$ (12,394,307)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	January 31, 2013	January 31, 2012
Tax-exempt Income	$ 84,158,476	$ 77,354,419
Ordinary Income	43,812	-
Total	$ 84,202,288	$ 77,354,419

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $465,210,673 and $117,658,177, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,271 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,227,602.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $115,456.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity
Tax-Free Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Bond Fund as of January 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey and Elizabeth S. Acton, each of the Trustees oversees 219 Fidelity funds. Ms. Acton oversees 201 Fidelity funds. Mr. Curvey oversees 453 Fidelity funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (66)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (45)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SFB-UANN-0313
1.789257.110

Item 2. Code of Ethics

As of the end of the period, January 31, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$36,000	$-	$4,700	$700

January 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$32,000	$-	$4,600	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2013A	January 31, 2012A
Audit-Related Fees	$910,000	$612,000
Tax Fees	$-	$-
All Other Fees	$735,000	$635,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2013 A	January 31, 2012 A
Deloitte Entities	$1,675,000	$1,350,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2013